Schedule H, Line 4(i)—Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

Security Description / Asset ID	Share / Par Value	Cost	Current Value

Non-Interest Bearing Cash - USD

BRL - Brazilian real	6,152.820	6,179.55	6,152.82

GBP - British pound sterling	93,356.060	93,356.06	93,356.06

CAD - Canadian dollar	4,591.420	4,598.80	4,591.42

DKK - Danish krone	18,809.270	18,672.95	18,809.27

EUR - Euro	353,998.400	354,484.38	353,998.40

CNH - HK offshore Chinese Yuan Renminbi	7,440.020	7,379.55	7,440.02

HKD - Hong Kong dollar	43,511.580	43,532.28	43,511.58

JPY - Japanese yen	85,743.950	85,798.69	85,743.95

MXN - Mexican peso	46.050	44.63	46.05

SGD - Singapore dollar	2,958.920	2,951.32	2,958.92

ZAR - South African rand	24.540	28.27	24.54

USD - United States dollar	3,125,615.770	3,125,615.77	3,125,615.77

Total - all currencies		3,742,642.25	3,742,248.80

Total Non-Interest Bearing Cash - USD		3,742,642.25	3,742,248.80

Corporate Stock - Common

Belgium - EUR

ELIA GROUP NPV SEDOL : B09M9F4	19,291.000	2,300,436.94	2,485,398.00

UCB NPV SEDOL : 5596991	12,081.000	1,469,348.05	3,385,383.71

Total Belgium - EUR		3,769,784.99	5,870,781.71

Canada - USD

CAMECO CORP COM CUSIP : 13321L108	24,002.000	760,690.66	2,195,942.98

FIRSTSERVICE CORP COM NPV CUSIP : 33767E202	5,322.000	592,217.81	827,730.66

SHOPIFY INC CL A SUB VTG SHS SHOPIFY INC SEDOL : BXDZ9Z0	38,414.000	2,783,118.69	6,183,501.58

Total Canada - USD		4,136,027.16	9,207,175.22

China - CNH

CONTEMPORARY A CNY1 (STOCK CONNECT) SEDOL : BHQPSY7	115,900.000	5,245,599.17	6,098,243.40

SIEYUAN ELECTRIC C ‘A’CNY1 SEDOL : BD5C7M2	122,800.000	2,370,629.89	2,719,740.40

Total China - CNH		7,616,229.06	8,817,983.80

China - HKD

TENCENT HLDGS LTD HKD0.00002 SEDOL : BMMV2K8	54,900.000	3,280,621.29	4,224,975.91

Total China - HKD		3,280,621.29	4,224,975.91

China - USD

ADR TENCENT HLDGS LTD ADR SEDOL : B3F2DZ7	60,454.000	4,076,022.46	4,627,753.70

Total China - USD		4,076,022.46	4,627,753.70

Denmark - DKK

DANSKE BANK A/S DKK10 SEDOL : 4588825	117,678.000	3,084,533.48	5,895,372.48

NKT A/S SEDOL : 7106354	20,829.000	1,692,865.18	2,615,251.98

Total Denmark - DKK		4,777,398.66	8,510,624.46

Security Description / Asset ID	Share / Par Value	Cost	Current Value

Corporate Stock - Common (continued)

France - EUR

AIR LIQUIDE(L’) EUR5.50 SEDOL : B1YXBJ7	24,818.000	3,396,209.15	4,671,178.84

AIRBUS SE EUR1 SEDOL : 4012250	9,589.000	1,714,655.84	2,234,341.56

AXA SA EUR2.29 SEDOL : 7088429	74,950.000	2,890,639.13	3,605,505.49

BNP PARIBAS EUR2 SEDOL : 7309681	60,969.000	4,570,068.45	5,784,971.94

DANONE EUR0.25 SEDOL : B1Y9TB3	28,924.000	2,198,771.40	2,608,200.88

SAFRAN SA EUR0.20 SEDOL : B058TZ6	13,414.000	2,298,421.36	4,685,261.58

SPIE SA EUR0.47 SEDOL : BYZFYS3	97,541.000	5,205,691.68	5,643,079.75

Total France - EUR		22,274,457.01	29,232,540.04

Germany - EUR

ALLIANZ SE NPV(REGD)(VINKULIERT) SEDOL : 5231485	4,880.000	1,288,202.43	2,238,079.13

DEUTSCHE BOERSE AG NPV(REGD) SEDOL : 7021963	9,203.000	1,349,968.18	2,417,853.50

MTU AERO ENGINES A NPV (REGD) SEDOL : B09DHL9	8,601.000	3,572,740.89	3,589,043.58

RWE AG NPV SEDOL : 4768962	33,576.000	1,334,809.07	1,784,752.84

SIEMENS HEALTHINEE NPV SEDOL : BD594Y4	64,448.000	3,186,143.11	3,400,037.98

SYMRISE AG NPV (BR) SEDOL : B1JB4K8	28,249.000	2,927,038.37	2,285,234.61

VONOVIA SE NPV SEDOL : BBJPFY1	191,497.000	5,886,820.16	5,519,136.17

Total Germany - EUR		19,545,722.21	21,234,137.81

Germany - USD

ADR BAYER A G SPONSORED ADR CUSIP : 072730302	1,609,344.000	16,449,898.07	17,413,102.08

SAP SE-SPONSORED ADR CUSIP : 803054204	75,760.000	12,929,638.04	18,402,861.60

Total Germany - USD		29,379,536.11	35,815,963.68

Greece - EUR

PIRAEUS BANK SA EUR0.93 SEDOL : BVLKBV3	346,664.000	1,897,797.77	2,766,106.29

Total Greece - EUR		1,897,797.77	2,766,106.29

Hong Kong - HKD

AIA GROUP LTD NPV SEDOL : B4TX8S1	499,200.000	3,989,556.77	5,124,440.16

HSBC HOLDINGS PLC ORD USD0.50(HONGKONG REG) SEDOL : 6158163	134,800.000	1,524,807.89	2,119,807.28

Total Hong Kong - HKD		5,514,364.66	7,244,247.44

Israel - USD

TOWER SEMICONDUCTOR LTD SEDOL : 2898173	35,800.000	4,211,064.38	4,203,636.00

Total Israel - USD		4,211,064.38	4,203,636.00

Italy - EUR

BFF BANK S.P.A. SEDOL : BD0TSX6	243,982.000	2,443,879.31	2,722,174.55

ENEL SPA EUR1 SEDOL : 7144569	249,499.000	2,322,432.47	2,601,175.20

Total Italy - EUR		4,766,311.78	5,323,349.75

Japan - JPY

HITACHI NPV SEDOL : 6429104	7,000.000	224,241.75	218,916.07

JAPAN POST BANK CO NPV SEDOL : BYT8165	151,000.000	1,988,774.49	2,128,035.98

MITSUBISHI UFJ FIN NPV SEDOL : 6335171	229,900.000	3,529,777.70	3,656,516.64

MITSUI FUDOSAN CO LTD NPV SEDOL : 6597603	165,200.000	1,858,802.70	1,876,542.15

NIPPON SANSO HOLDINGS CORP SEDOL : 6640541	58,836.000	1,518,013.41	1,752,186.34

SMC CORP NPV SEDOL : 6763965	4,300.000	1,541,664.29	1,494,006.19

TOKYO GAS CO LTD NPV SEDOL : 6895448	59,142.000	1,888,980.34	2,341,230.09

Total Japan - JPY		12,550,254.68	13,467,433.46

Korea, Republic of - USD

COUPANG INC SEDOL : BNYHDF3	235,050.000	5,362,388.62	5,544,829.50

SAMSUNG ELECTRONIC GDR EACH REP 25 COM(REG’S’) SEDOL : 4942818	2,384.000	4,082,204.74	4,925,344.00

Total Korea, Republic of – USD		9,444,593.36	10,470,173.50

Netherlands - EUR

ASML HOLDING NV EUR0.09 SEDOL : B929F46	1,284.000	1,236,364.78	1,389,465.63

Total Netherlands - EUR		1,236,364.78	1,389,465.63

Netherlands - GBP

MAGNUM ICE CREAM C ORD EUR3.50 (DI) SEDOL : BVZG4R4	47,320.000	733,215.82	749,452.53

Total Netherlands - GBP		733,215.82	749,452.53

Netherlands - USD

ADR ADYEN N V ADR SEDOL : BJXK4M9	372,000.000	6,175,152.44	5,940,840.00

ADR ARGENX SE SPONSORED ADS SEDOL : BDVLM39	8,851.000	3,714,208.20	7,443,248.45

ADR ASML HLDG NV NY REG 2012 (POST REV SPLIT) CUSIP : N07059210	14,901.000	11,318,961.97	15,941,983.86

AERCAP HOLDINGS N.V. EUR0.01 CUSIP : N00985106	175,723.000	11,272,949.21	25,261,938.48

Total Netherlands - USD		32,481,271.82	54,588,010.79

Russian Federation - USD

SBERBANK OF RUSSIA SPON ADR SEDOL : B5SC091	169,458.000	2,844,610.07	7,676.45

Total Russian Federation - USD		2,844,610.07	7,676.45

Singapore - SGD

SINGAPORE TECHNOLOGIES ENGINEERING SEDOL : 6043214	50,829.000	301,408.45	332,799.52

Total Singapore - SGD		301,408.45	332,799.52

Spain - EUR

AENA SME S.A. EUR10 SEDOL : BTMKJR0	37,432.000	745,338.52	1,047,175.24

CAIXABANK SA EUR1 SEDOL : B283W97	40,920.000	496,700.52	501,971.02

Total Spain - EUR		1,242,039.04	1,549,146.26

Security Description / Asset ID	Share / Par Value	Cost	Current Value

Corporate Stock - Common (continued)

Switzerland - CHF

MEDACTA GROUP SA CHF0.10 SEDOL : BJYLTQ0	11,103.000	1,094,454.13	2,191,870.24

NESTLE SA SEDOL : 7123870	5,844.000	586,946.59	580,822.42

SGS SA CHF0.04 (REGD) SEDOL : BMBQHZ4	31,875.000	3,258,669.47	3,655,616.91

Total Switzerland - CHF		4,940,070.19	6,428,309.57

Switzerland - USD

UBS GROUP AG COMMON STOCK CUSIP : H42097107	10,137,787.000	185,525,436.86	469,480,915.97

Total Switzerland - USD		185,525,436.86	469,480,915.97

Taiwan - USD

ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10 CUSIP : 874039100	110,929.000	13,859,117.85	33,710,213.81

Total Taiwan - USD		13,859,117.85	33,710,213.81

United Kingdom - GBP

3I GROUP ORD GBP0.738636 SEDOL : B1YW440	47,920.000	2,132,902.65	2,103,160.24

BABCOCK INTL GROUP ORD GBP0.60 SEDOL : 0969703	291,498.000	3,472,840.99	4,873,547.32

BALFOUR BEATTY GBP0.50 SEDOL : 0096162	76,357.000	683,363.33	730,225.40

HSBC HLDGS ORD USD0.50(UK REG) SEDOL : 0540528	78,412.000	1,026,886.71	1,237,984.24

LLOYDS BANKING GP ORD GBP0.1 SEDOL : 0870612	3,612,401.000	4,222,655.86	4,773,344.58

MELROSE INDUST PLC ORD GBP0.001 SEDOL : BNGDN82	683,290.000	4,840,105.37	5,407,745.04

NATIONAL GRID ORD GBP0.12431289 SEDOL : BDR05C0	628,246.000	7,998,197.25	9,645,930.46

PRUDENTIAL PLC GBP0.05 SEDOL : 0709954	159,328.000	1,701,221.70	2,452,711.01

RELX PLC SEDOL : B2B0DG9	13,353.000	486,617.44	542,405.73

SAINSBURY(J) ORD GBP0.28571428 SEDOL : B019KW7	996,340.000	4,287,496.23	4,355,413.63

SSE PLC ORD GBP0.50 SEDOL : 0790873	129,000.000	2,787,322.67	3,780,814.93

TESCO ORD GBP0.0633333 SEDOL : BLGZ986	1,443,670.000	7,880,830.40	8,578,910.21

UNILEVER PLC ORD GBP0.035 SEDOL : BVZK7T9	49,374.000	3,223,408.99	3,227,218.56

Total United Kingdom - GBP		44,743,849.59	51,709,411.35

United Kingdom - USD

LONDON STOCK EXCHANGE GROUP ADR CUSIP : 54211Y107	1,393,616.000	45,048,760.39	42,602,841.12

ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG ORD SH CUSIP : 780259305	67,450.000	4,157,204.35	4,956,226.00

Total United Kingdom - USD		49,205,964.74	47,559,067.12

United States - USD

ACV AUCTIONS INC CL A CL A CUSIP : 00091G104	79,131.000	1,567,904.14	634,630.62

ADT INC DEL COM SEDOL : BFWCP81	223,294.000	1,717,554.03	1,801,982.58

ADVANCED DRAIN SYS INC DEL COM CUSIP : 00790R104	10,707.000	1,207,784.88	1,550,694.81

ADVANCED MICRO DEVICES INC COM SEDOL : 2007849	3,792.000	577,392.92	812,094.72

ALPHABET INC CAP STK USD0.001 CL C CUSIP : 02079K107	89,088.000	8,226,043.42	27,955,814.40

ALPHABET INC CAPITAL STOCK USD0.001 CL A CUSIP : 02079K305	223,042.000	21,998,821.49	69,812,146.00

AMAZON COM INC COM SEDOL : 2000019	370,649.000	38,926,280.96	85,553,202.18

AMDOCS ORD GBP0.01 SEDOL : 2256908	29,400.000	2,554,837.66	2,366,994.00

AMICUS THERAPEUTICS INC COM CUSIP : 03152W109	141,496.000	1,751,394.66	2,014,903.04

AMPHENOL CORP NEW CL A SEDOL : 2145084	172,608.000	8,621,593.49	23,326,245.12

ANTERO RES CORP COM SEDOL : BFD2WR8	47,300.000	1,364,697.53	1,629,958.00

AON PLC CUSIP : G0403H108	38,802.000	10,016,107.28	13,692,449.76

APPFOLIO INC COM CL A COM CL A CUSIP : 03783C100	7,375.000	1,693,529.79	1,715,793.75

APPLE INC COM STK SEDOL : 2046251	315,672.000	36,663,570.34	85,818,589.92

APPLOVIN CORP COM CL A COM CL A SEDOL : BMV3LG4	13,800.000	3,729,271.22	9,298,716.00

ARES MANAGEMENT LP COM SHS REPSTG LTD PARTNER SEDOL : BF14BT1	12,900.000	1,708,399.90	2,085,027.00

ARISTA NETWORKS INC COM NEW SEDOL : BL9XPM3	112,500.000	13,947,469.64	14,740,875.00

ARTISAN PARTNERS ASSET MGMT INC CL A CL A SEDOL : B8FW545	39,739.000	1,553,820.18	1,618,966.86

ASSURANT INC COM SEDOL : 2331430	7,680.000	1,300,778.25	1,849,728.00

AVERY DENNISON CORP COM SEDOL : 2066408	12,432.000	2,245,330.65	2,261,132.16

AVIENT CORPORATION SEDOL : BMHWY55	42,161.000	2,084,052.41	1,317,109.64

BELDEN INC COM SEDOL : B01WL78	15,950.000	1,249,430.80	1,858,972.50

BELLRING BRANDS INC COM USD0.01 CUSIP : 07831C103	34,703.000	1,977,068.10	927,611.19

BENTLEY SYS INC CL B CL B CUSIP : 08265T208	33,135.000	1,884,096.38	1,264,597.28

BIO-TECHNE CORP COM CUSIP : 09073M104	26,598.000	1,821,336.96	1,564,228.38

BJS WHSL CLUB HLDGS INC COM SEDOL : BFZNZF8	16,800.000	1,129,623.80	1,512,504.00

BLOCK INC SEDOL : BYNZGK1	349,835.000	19,728,154.61	22,770,760.15

BOEING CO COM USD5.00 SEDOL : 2108601	35,437.000	5,951,487.63	7,694,081.44

BOOKING HLDGS INC COM SEDOL : BDRXDB4	2,046.000	4,774,739.25	10,957,005.18

BREAD FINANCIAL HOLDINGS INC COM USD0.01 SEDOL : 2762030	19,569.000	922,986.42	1,448,693.07

BRIGHT HORIZONS FA COM USD0.001 CUSIP : 109194100	14,161.000	1,352,519.58	1,435,925.40

BRINKS CO COM SEDOL : 2691305	30,406.000	2,272,858.83	3,549,292.38

BROADCOM INC COM SEDOL : BDZ78H9	139,401.000	35,028,921.42	48,246,686.10

BRUNSWICK CORP COM SEDOL : 2149309	20,835.000	1,673,619.68	1,546,790.40

Security Description / Asset ID	Share / Par Value	Cost	Current Value

Corporate Stock - Common (continued)

United States - USD (continued)

BUILDERS FIRSTSOURCE INC COM STK SEDOL : B0BV2M7	13,830.000	1,863,377.05	1,422,968.70

BWX TECHNOLOGIES INC COM CUSIP : 05605H100	12,561.000	1,272,870.57	2,171,043.24

C H ROBINSON WORLDWIDE INC COM NEW COM NEW SEDOL : 2116228	17,950.000	1,730,037.15	2,885,642.00

CACI INTL INC CL A CL A SEDOL : 2159267	3,589.000	1,596,533.79	1,912,255.09

CACTUS INC CL A CL A SEDOL : BF1GM16	22,400.000	1,215,747.62	1,023,232.00

CAESARS ENTMT INC NEW COM SEDOL : BMWWGB0	52,750.000	2,911,417.14	1,233,822.50

CAPITAL ONE FINL CORP COM CUSIP : 14040H105	113,114.000	11,492,910.41	27,414,309.04

CARLYLE GROUP INC COM CUSIP : 14316J108	35,337.000	1,323,051.68	2,088,770.07

CARPENTER TECHNOLOGY CORP COM CUSIP : 144285103	4,844.000	1,171,517.82	1,525,084.96

CASELLA WASTE SYS INC CL A COM STK CUSIP : 147448104	13,428.000	1,043,901.76	1,315,138.32

CASEYS GEN STORES INC COM SEDOL : 2179414	4,241.000	1,614,168.04	2,344,043.11

CAVA GROUP INC COM CUSIP : 148929102	16,431.000	1,284,836.29	964,335.39

CHARLES RIV LABORATORIES INTL INC COM SEDOL : 2604336	10,625.000	1,867,879.35	2,119,475.00

CHEMED CORP NEW COM CUSIP : 16359R103	4,014.000	1,927,906.11	1,717,430.04

CHIPOTLE MEXICAN GRILL INC COM STK SEDOL : B0X7DZ3	154,685.000	5,005,258.98	5,723,345.00

CHURCHILL DOWNS INC COM CUSIP : 171484108	18,356.000	2,272,618.84	2,088,545.68

CIENA CORP COM NEW CUSIP : 171779309	35,179.000	4,530,254.37	8,227,312.73

CINEMARK HLDGS INC COM SEDOL : B1W7RQ0	74,300.000	1,965,049.11	1,726,732.00

CLEAN HBRS INC COM CUSIP : 184496107	5,283.000	1,084,255.06	1,238,757.84

CLEARWATER ANALYTICS HLDGS INC CL A CL A CUSIP : 185123106	59,257.000	1,055,634.36	1,429,278.84

COHERENT CORP COM CUSIP : 19247G107	10,599.000	1,038,841.92	1,956,257.43

COM ALCOA CORPORATION COM USD0.01 CUSIP : 013872106	275,605.000	9,985,877.48	14,645,649.70

COMCAST CORP NEW-CL A CUSIP : 20030N101	707,426.000	26,133,207.88	21,144,963.14

COMM BANCSHARES INC COM SEDOL : 2213204	46,513.500	2,363,246.02	2,434,516.59

COMMERCIAL METALS CO COM SEDOL : 2213260	37,376.000	1,657,235.38	2,587,166.72

CONOCOPHILLIPS COM CUSIP : 20825C104	419,797.000	43,400,938.98	39,297,197.17

CORE NATURAL RESOURCES INC COM USD0.01 SEDOL : BR1Z682	14,925.000	1,444,861.83	1,321,011.75

CRH ORD EUR 0.32 SEDOL : B01ZKD6	26,760.000	3,034,586.27	3,339,648.00

CROWN HLDGS INC COM SEDOL : 2427986	20,269.000	1,960,839.35	2,087,098.93

CURTISS WRIGHT CORP COM CUSIP : 231561101	3,242.000	1,209,887.46	1,787,217.34

CUSHMAN AND WAKEFIELD LTD COM SHS SEDOL : BQ3R8B6	180,000.000	1,811,805.89	2,914,200.00

DANAHER CORP COM SEDOL : 2250870	133,774.000	27,213,083.96	30,623,544.08

DATADOG INC COM USD0.00001 CL A SEDOL : BKT9Y49	51,700.000	6,994,577.63	7,030,683.00

DHT HOLDINGS INC SHS NEW SEDOL : B7JB336	97,024.000	1,204,832.19	1,184,663.04

DOLLAR TREE INC COM STK SEDOL : 2272476	10,550.000	767,172.45	1,297,755.50

DONALDSON INC COM CUSIP : 257651109	20,401.000	1,795,190.18	1,808,752.66

DOORDASH INC CL A COM USD0.00001 CLASS A SEDOL : BN13P03	30,700.000	6,419,089.30	6,952,936.00

DOXIMITY INC COM USD0.001 CL A CUSIP : 26622P107	55,341.000	2,220,020.72	2,450,499.48

DYNATRACE INC COM CUSIP : 268150109	36,068.000	1,846,077.28	1,563,187.12

EAGLE MATLS INC COM CUSIP : 26969P108	6,814.000	1,381,219.09	1,408,317.52

ELEMENT SOLUTION INC COM SEDOL : BJ1C2K1	72,400.000	1,907,387.01	1,809,276.00

ELEVANCE HEALTH INC CUSIP : 036752103	25,713.000	10,175,568.50	9,013,692.15

ELI LILLY & CO COM NPV SEDOL : 2516152	19,521.000	8,137,225.22	20,978,828.28

EMCOR GROUP INC COM SEDOL : 2474164	1,384.000	733,059.54	846,717.36

ENCOMPASS HEALTH CORP COM USD0.01 SEDOL : BYX2YJ7	24,597.000	1,489,873.61	2,610,725.58

ENTEGRIS INC COM SEDOL : 2599700	103,556.000	9,891,842.68	8,724,593.00

ENVISTA HLDGS CORP COM SEDOL : BK63SF3	83,000.000	1,725,139.70	1,801,930.00

EQUIFAX INC COM SEDOL : 2319146	11,323.000	2,905,908.08	2,456,864.54

ESSENT GROUP LTD COM STK SEDOL : BFWGXR8	33,250.000	1,842,045.63	2,161,582.50

ESTEE LAUDER COMPANIES INC CL A USD0.01 CUSIP : 518439104	149,020.000	10,485,478.16	15,605,374.40

EVERCORE INC CUSIP : 29977A105	4,841.000	1,123,909.70	1,647,150.25

EVEREST GROUP LTD CUSIP : G3223R108	13,510.000	4,845,547.29	4,584,618.50

EVERGY INC COM NPV SEDOL : BFMXGR0	25,865.000	1,427,823.58	1,874,953.85

EVERPURE INC COM USD0.0001 CL A CUSIP : 74624M102	46,398.000	2,909,367.45	3,109,129.98

EXLSERVICE COM INC COM STK CUSIP : 302081104	32,973.000	1,021,030.20	1,399,374.12

F5 INC COM STK NPV CUSIP : 315616102	14,909.000	4,563,542.72	3,805,671.34

FABRINET COM USD0.01 SEDOL : B4JSZL8	12,600.000	5,375,339.11	5,736,528.00

FIRST AMERN FINL CORP COM STK SEDOL : B4NFPK4	29,380.000	1,702,470.44	1,805,107.20

FIRST HORIZON CORPORATION COM USD0.625 SEDOL : 2341484	177,085.000	3,298,585.78	4,232,331.50

FIRST INTERSTATE BANCSYS/MT SEDOL : B4RGHN0	58,900.000	1,909,107.55	2,037,940.00

FLAGSTAR BANK NA SEDOL : BT6MM39	205,900.000	2,226,172.29	2,592,281.00

FLEX LTD COM USD0.01 SEDOL : 2353058	35,400.000	877,291.22	2,138,868.00

FRESHPET INC COM CUSIP : 358039105	18,710.000	1,273,840.63	1,140,000.30

GENEDX HOLDINGS CORP CL A NEW CUSIP : 81663L200	8,153.000	581,252.42	1,060,379.18

Security Description / Asset ID	Share / Par Value	Cost	Current Value

Corporate Stock - Common (continued)

United States - USD (continued)

GLACIER BANCORP INC NEW COM SEDOL : 2370585	50,340.000	1,814,065.57	2,217,477.00

GLAUKOS CORP COM CUSIP : 377322102	12,703.000	1,662,586.28	1,434,295.73

GLOBE LIFE INC COM SEDOL : BK6YKG1	12,100.000	1,591,116.50	1,692,306.00

GLOBUS MED INC CL A NEW COM STK SEDOL : B7D65M0	63,826.000	4,379,760.73	5,572,648.06

GOODYEAR TIRE & RUBBER CO COM SEDOL : 2378200	206,500.000	2,201,134.97	1,808,940.00

GUIDEWIRE SOFTWARE INC COM USD0.0001 CUSIP : 40171V100	5,580.000	564,346.99	1,121,635.80

HALOZYME THERAPEUTICS INC COM CUSIP : 40637H109	17,538.000	1,298,162.76	1,180,307.40

HEALTHEQUITY INC COM CUSIP : 42226A107	17,448.000	1,663,831.24	1,598,411.28

HILTON WORLDWIDE HLDGS INC COM NEW COM NEW CUSIP : 43300A203	30,501.000	3,131,953.23	8,761,412.25

HOWMET AEROSPACE INC COM USD1.00 WI SEDOL : BKLJ8V2	66,017.000	4,260,873.75	13,534,805.34

HUBSPOT INC COM SEDOL : BR4T3B3	32,278.000	15,739,764.19	12,953,161.40

HUMANA INC COM CUSIP : 444859102	54,900.000	16,906,470.86	14,061,537.00

INDEPENDENT BK CORP MASS COM COM STK USD0.01 SEDOL : 2447821	21,219.000	1,076,786.52	1,550,684.52

INGERSOLL RAND INC COM SEDOL : BL5GZ82	57,695.000	2,206,749.11	4,570,597.90

INGEVITY CORP COM SEDOL : BD4LHG4	35,000.000	1,640,449.14	2,071,300.00

INSMED INC COM PAR $.01 CUSIP : 457669307	19,016.000	558,981.32	3,309,544.64

INSPIRE MED SYS INC COM CUSIP : 457730109	12,173.000	1,720,534.29	1,122,715.79

INSULET CORP COM STK CUSIP : 45784P101	2,262.000	441,807.96	642,950.88

INTUIT COM CUSIP : 461202103	44,344.000	18,820,536.38	29,374,352.48

INTUITIVE SURGICAL INC COM NEW STK SEDOL : 2871301	35,838.000	8,372,669.33	20,297,209.68

ITT INC COM SEDOL : BZBY209	12,800.000	1,018,471.83	2,220,928.00

JABIL INC COM USD0.001 SEDOL : 2471789	5,600.000	417,220.08	1,276,912.00

JAZZ PHARMACEUTICALS PLC COM USD0.0001 SEDOL : B4Q5ZN4	12,000.000	1,700,172.14	2,040,000.00

JEFFERIES FINL GROUP INC COM SEDOL : BG0Q4Z2	40,872.000	2,252,503.29	2,532,837.84

KIRBY CORP COM SEDOL : 2493534	18,600.000	1,395,564.73	2,049,348.00

KNIGHT-SWIFT TRANSN HLDGS INC CL A CLASSA COMMON STOCK USD0.01 SEDOL : BF0LKD0	38,500.000	2,041,691.71	2,012,780.00

KORN FERRY COM SEDOL : 2386849	24,288.000	1,401,986.47	1,603,493.76

KRYSTAL BIOTECH INC COM CUSIP : 501147102	3,335.000	665,031.05	822,210.90

LANDBRIDGE CO LLC CL A CL A CUSIP : 514952100	10,749.000	645,201.39	526,593.51

LATTICE SEMICONDUCTOR CORP COM CUSIP : 518415104	128,466.000	6,697,330.88	9,452,528.28

LENNAR CORP CL A CL A CUSIP : 526057104	190,432.000	22,572,645.69	19,576,409.60

LIBERTY BROADBAND CORP COM SER C COM SERC CUSIP : 530307305	130,019.000	12,838,707.77	6,318,923.40

LINCOLN ELEC HLDGS INC COM CUSIP : 533900106	7,146.000	1,641,215.72	1,712,467.44

LINCOLN NATL CORP COM SEDOL : 2516378	42,350.000	1,159,986.39	1,885,845.50

LITTELFUSE INC COM SEDOL : 2531832	4,398.000	1,141,312.75	1,112,342.16

LIVANOVA PLC ORD GBP1.00 (DI) SEDOL : BYMT0J1	34,120.000	1,908,188.80	2,099,403.60

LOUISIANA-PACIFIC CORP COM CUSIP : 546347105	9,705.000	884,203.69	783,775.80

MADDEN STEVEN LTD COM SEDOL : 2553911	51,200.000	1,572,686.99	2,131,968.00

MADRIGAL PHARMACEUTICALS INC COM CUSIP : 558868105	4,295.000	1,158,288.29	2,501,150.30

MANHATTAN ASSOCS INC COM CUSIP : 562750109	10,282.000	2,276,611.88	1,781,973.42

MAPLEBEAR INC COM CUSIP : 565394103	25,692.000	1,043,943.28	1,155,626.16

MARRIOTT VACATIONS WORLDWIDE CORP COM SEDOL : B45K9N8	18,060.000	2,138,425.26	1,041,881.40

MARTIN MARIETTA MATLS INC COM CUSIP : 573284106	6,092.000	2,843,284.22	3,793,244.72

MASTERCARD INCORPORATED COM USD0.0001 CLASS A SEDOL : B121557	50,414.000	19,411,381.24	28,780,344.32

MERCADOLIBRE INC COM STK SEDOL : B23X1H3	11,930.000	23,403,547.17	24,030,121.80

META PLATFORMS INC COM USD0.000006 CL ‘A’ CUSIP : 30303M102	72,606.000	17,863,941.06	47,926,494.54

MICROSOFT CORP COM CUSIP : 594918104	285,543.000	58,027,626.12	138,094,305.66

MKS INC SEDOL : 2404871	17,275.000	1,558,709.83	2,760,545.00

MOHAWK INDS INC COM SEDOL : 2598699	15,000.000	1,771,139.79	1,639,500.00

MONGODB INC CL A CL A SEDOL : BF2FJ99	17,733.000	5,341,393.32	7,442,362.77

MOSAIC CO/THE SEDOL : B3NPHP6	59,523.000	1,616,889.41	1,433,909.07

MUELLER INDS INC COM CUSIP : 624756102	22,725.000	1,845,514.13	2,608,830.00

MURPHY OIL CORP COM SEDOL : 2611206	61,075.000	1,630,938.77	1,908,593.75

NATERA INC COM SEDOL : BYQRG48	40,222.000	5,751,967.25	9,214,457.98

NATIONAL VISION HLDGS INC COM CUSIP : 63845R107	40,708.000	932,519.62	1,051,080.56

NATL FUEL GAS CO COM SEDOL : 2626103	19,600.000	1,055,273.74	1,569,176.00

NETFLIX INC COM STK SEDOL : 2857817	112,770.000	4,898,901.58	10,573,315.20

NEXSTAR MEDIA GROUP INC COMMON STOCK SEDOL : 2949758	9,487.000	1,626,898.89	1,926,335.35

NEXTPOWER INC CUSIP : 65290E101	15,840.000	1,143,351.93	1,379,822.40

NORWEGIAN CRUISE LINE HLDGS LTD COM USD0.001 SEDOL : B9CGTC3	78,300.000	1,540,063.58	1,747,656.00

NOVANTA INC NOVANTA INC CUSIP : 67000B104	8,289.000	845,216.59	986,308.11

NVENT ELECTRIC PLC COM USD0.01 WI CUSIP : G6700G107	17,711.000	1,087,914.25	1,805,990.67

NVIDIA CORP COM SEDOL : 2379504	568,281.000	29,267,308.19	105,984,406.50

ONTO INNOVATION INC CUSIP : 683344105	17,966.000	1,989,289.11	2,836,112.76

OSHKOSH CORPORATION SEDOL : 2663520	16,925.000	1,866,774.19	2,126,287.75

OWENS CORNING NEW COM STK SEDOL : B1FW7Q2	15,915.000	2,563,720.77	1,781,047.65

PARSONS CORP DEL COM CUSIP : 70202L102	24,302.000	1,695,048.45	1,501,863.60

PENTAIR PLC COM USD0.01 SEDOL : BLS09M3	15,150.000	790,488.32	1,577,721.00

Security Description / Asset ID	Share / Par Value	Cost	Current Value

Corporate Stock - Common (continued)

United States - USD (continued)

PENUMBRA INC COM CUSIP : 70975L107	5,393.000	1,561,358.29	1,676,737.63

PERFORMANCE FOOD GROUP CO COM SEDOL : BYVYD43	22,041.000	1,104,143.72	1,981,926.72

PERMIAN RES CORP CL A SEDOL : BQPCHB2	91,500.000	956,646.23	1,283,745.00

PINNACLE W. CAP CORP COM SEDOL : 2048804	18,534.000	1,405,878.29	1,643,965.80

PLANET FITNESS INC CL A CL A CUSIP : 72703H101	18,407.000	1,222,114.24	1,996,607.29

POOL CORP COM STK CUSIP : 73278L105	6,056.000	2,099,948.70	1,385,310.00

POST HLDGS INC COM STK SEDOL : B6T0518	13,475.000	1,404,182.05	1,334,698.75

PRIMO BRANDS CORPORATION COM USD0.01 CUSIP : 741623102	127,858.000	2,962,780.77	2,090,478.30

PROSPERITY BANCSHARES INC COM SEDOL : 2310257	32,775.000	2,169,116.74	2,265,080.25

PTC INC COM CUSIP : 69370C100	41,924.000	6,710,732.97	7,303,580.04

Q2 HLDGS INC COM CUSIP : 74736L109	27,555.000	2,353,808.13	1,988,368.80

QORVO INC COM SEDOL : BR9YYP4	25,899.000	2,046,137.30	2,188,724.49

REGAL REXNORD CORPORATION COM STK USD0.01 CUSIP : 758750103	8,207.000	1,248,922.54	1,151,606.24

RELIANCE INC COM NPV SEDOL : 2729068	9,580.000	2,232,085.10	2,767,374.60

REVVITY INC SEDOL : 2305844	17,825.000	1,745,857.41	1,724,568.75

RLI CORP COM SEDOL : 2719070	27,850.000	1,769,862.89	1,781,843.00

ROCKET COS INC CL A CL A SEDOL : BMD6Y84	118,400.000	2,351,286.30	2,292,224.00

ROKU INC COM CL A COM CL A SEDOL : BZ1LFG7	17,000.000	1,623,838.95	1,844,330.00

RYDER SYS INC COM SEDOL : 2760669	11,178.000	1,191,210.00	2,139,357.42

SALLY BEAUTY HLDGS INC COM STK USD0.01 SEDOL : B1GZ005	109,800.000	1,128,839.20	1,565,748.00

SCORPIO TANKERS INC COM USD0.01 (POST REV SPLIT) SEDOL : BHXD297	36,200.000	1,475,019.68	1,840,046.00

SENSATA TECHNOLOGIES B V HOLDING SEDOL : BFMBMT8	67,975.000	2,514,478.65	2,262,887.75

SERVICENOW INC COM USD0.001 SEDOL : B80NXX8	77,730.000	6,806,025.76	11,907,458.70

SHARKNINJA COM USD0.0001 CUSIP : G8068L108	14,300.000	1,039,288.12	1,600,170.00

SIGNET JEWELERS LTD ORD USD0.18 SEDOL : B3CTNK6	19,911.000	1,721,076.03	1,650,223.68

SKYWEST INC COM SEDOL : 2814210	17,412.000	1,181,362.92	1,748,338.92

SOLSTICE ADVANCED MATLS INC COM SEDOL : BW2K5V7	34,700.000	1,713,149.05	1,685,726.00

SOUTHSTATE BK CORP COM SEDOL : BVDCQB2	25,900.000	2,142,455.74	2,437,449.00

STRYKER CORP SEDOL : 2853688	31,327.000	7,435,089.90	11,010,500.69

SYNAPTICS INC COM SEDOL : 2839268	29,740.000	2,521,705.50	2,201,354.80

TALEN ENERGY CORP NEW COM SEDOL : BRRF114	11,070.000	2,607,356.06	4,149,478.80

TAYLOR MORRISON HOME CORP COM USD0.00001 SEDOL : B832462	32,100.000	2,176,988.87	1,889,727.00

TD SYNNEX CORPORATION COM USD0.001 SEDOL : 2002554	11,000.000	1,229,024.65	1,652,530.00

TENET HEALTHCARE CORP COM NEW . SEDOL : B8DMK08	9,641.000	717,985.45	1,915,859.52

TERADYNE INC COM CUSIP : 880770102	10,662.000	1,256,842.37	2,063,736.72

TEREX CORP NEW COM SEDOL : 2884224	31,900.000	1,652,037.35	1,702,822.00

TEXTRON INC COM SEDOL : 2885937	34,400.000	2,703,445.79	2,998,648.00

THE BALDWIN INSURANCE GROUP INC CLASS A COMMON STOCK CUSIP : 05589G102	67,164.000	2,636,834.49	1,613,950.92

THE CIGNA GROUP SEDOL : BHJ0775	16,048.000	3,367,942.17	4,416,891.04

THE MARZETTI COMPANY CUSIP : 513847103	6,823.000	1,216,137.84	1,121,837.66

TIMKEN CO COM SEDOL : 2892807	27,000.000	2,079,693.12	2,271,510.00

TOPBUILD CORP COM SEDOL : BZ0P3W2	4,300.000	1,589,125.72	1,793,917.00

TPG PARTNERS LLC CL A COM CUSIP : 872657101	22,343.000	1,115,348.72	1,426,377.12

TRADEWEB MKTS INC CL A CL A SEDOL : BJXMVK2	67,170.000	7,111,497.77	7,223,461.80

TRANSUNION COM CUSIP : 89400J107	12,655.000	1,061,744.22	1,085,166.25

TWIST BIOSCIENCE CORP COM CUSIP : 90184D100	56,997.000	2,328,996.92	1,807,944.84

UGI CORP NEW COM SEDOL : 2910118	61,700.000	1,987,679.52	2,309,431.00

UNITED THERAPEUTICS CORP DEL COM STK SEDOL : 2430412	4,759.000	1,203,206.66	2,318,822.75

UNITEDHEALTH GROUP INC COM SEDOL : 2917766	137,455.000	47,443,400.53	45,375,270.05

UNUM GROUP SEDOL : 2433842	26,150.000	1,352,534.98	2,026,625.00

VALMONT INDS INC COM SEDOL : 2926825	7,273.000	2,442,122.57	2,926,073.36

VICTORIAS SECRET & CO COM SEDOL : BNNTGH3	48,899.000	1,149,106.98	2,648,858.83

VIRTUS INVT PARTNERS INC COM SEDOL : B3KKGQ8	9,500.000	1,921,177.73	1,549,925.00

VISA INC COM CL A STK SEDOL : B2PZN04	68,949.000	12,186,677.57	24,181,103.79

VISTEON CORP COM NEW COM NEW SEDOL : B4N0JJ6	16,233.000	1,765,987.71	1,543,758.30

VULCAN MATERIALS CO COM CUSIP : 929160109	12,438.000	2,830,674.58	3,547,566.36

WAYSTAR HLDG CORP COM CUSIP : 946784105	52,154.000	2,152,978.09	1,708,043.50

WESCO INTL INC COM SEDOL : 2416973	9,305.000	1,403,208.30	2,276,375.20

WESTERN ALLIANCE BANCORPORATION COM SEDOL : B0CCGJ4	41,590.000	2,724,043.50	3,496,471.30

WILLSCOT HOLDINGS CORPORATION COM CUSIP : 971378104	41,226.000	1,716,111.62	776,285.58

WOODWARD INC COM CUSIP : 980745103	74,854.000	9,373,751.13	22,629,861.28

WORKDAY INC CL A COM USD0.001 CUSIP : 98138H101	135,222.00	31,782,013.12	29,042,981.16

Total United States - USD		1,094,881,253.56	1,648,452,171.91

Total Corporate Stock - Common		1,569,234,788.35	2,486,973,523.68

Security Description / Asset ID	Share /Par Value	Historical Cost	Current Value

Participant Loans

United States - USD

PAINEWEBBER INC., SAVINGS INVESTMENT PLAN LOAN ASSET CUSIP : 999982127	53,426,490.930	53,426,490.93	53,426,490.93

Total United States - USD		53,426,490.93	53,426,490.93

Total Participant Loans		53,426,490.93	53,426,490.93

Value of Interest in Common/Collective Trusts

Emerging Markets Region - USD

MFO NINETY ONE COLLECTIVE INVT TR NINETY ONE EMERGING MKTS EQUITY CIT FD CL S CUSIP : 65443M802	14,187,549.840	142,032,463.59	150,388,028.30

Total Emerging Markets Region - USD		142,032,463.59	150,388,028.30

United States - USD

MFO BANK OF NEW YORK MELLON BNYM NEWTON NSL U S DYNAMIC LARGE CAP VALUE FD CL S CUSIP : 06428R473	588,345.410	49,746,874.61	56,504,693.18

MFO INVESCO STABLE VALUE TRUST - CLASS B1 CUSIP : 46X193XX2	195,651,171.850	195,651,171.85	195,651,171.85

MFO LOOMIS SAYLES TR CO LLC COLL TR FR EMPLOYEE BENEFIT PLANS GLB CIT C L E CUSIP : 54350Y876	3,124,276.720	32,045,637.24	34,523,257.76

MFO MIROVA GLOBAL SUSTAINABLE EQUITY COLLECTIVE INVESTMENT FUND CLASS F CUSIP : 63874W407	6,074,987.960	61,051,212.25	78,605,927.69

MFO MONDRIAN INTERNATIONAL EQUITY COLLECTIVE INVESTEMENT TRUST 2389 CUSIP: 60924J824	6,537,060.000	88,791,144.23	135,513,253.80

MFO PRUDENTIAL CORE PLUS BOND FUND CLASS 5 032884 74443R100 CUSIP : 74443R100	889,237.730	153,790,901.99	179,119,155.95

MFO SSGA GLOBAL ALL CAP EQUITY EX-US INDEX NL SERIES FD - CL K CUSIP : 85744W531	9,433,624.550	130,767,892.76	196,426,930.38

MFO SSGA REAL ASSET NON LENDING CLASS C CUSIP : 857443113	1,152,842.440	21,247,435.70	23,656,326.87

MFO SSGA RUSSELL SMALL/MID CAP INDEX NON- LENDING SERIES FUND CLASS K CUSIP : 85744W242	7,575,184.470	160,624,088.45	226,164,707.54

MFO STATE STR GLOBAL ADVISORS TR CO INV US BD INDEX NON LENDING SER FD CL M CUSIP : 857480404	7,808,561.950	89,047,398.39	94,116,597.18

MFO VANGUARD TARGET RET 2020 TR SEL CUSIP : 92204E407	2,970,509.190	109,153,146.01	169,021,972.91

MFO VANGUARD TARGET RET 2025 TR SEL CUSIP : 92204E506	3,480,415.090	146,309,893.00	216,690,643.50

MFO VANGUARD TARGET RET 2030 TR SEL CUSIP : 92204E605	8,139,556.650	323,162,801.52	540,954,934.96

MFO VANGUARD TARGET RET 2035 TR SEL CUSIP : 92204E704	5,803,480.960	254,916,439.25	410,306,103.87

MFO VANGUARD TARGET RET 2040 TR SEL CUSIP : 92204E803	6,961,522.450	293,399,739.42	521,696,492.40

MFO VANGUARD TARGET RET 2045 TR SEL CUSIP : 92204E886	4,165,914.530	196,127,697.89	329,482,180.18

MFO VANGUARD TARGET RET 2050 TR SEL CUSIP : 92204E878	4,401,158.090	206,665,361.10	357,506,071.65

MFO VANGUARD TARGET RET 2055 TR SEL CUSIP : 92204E860	2,250,076.720	117,299,240.54	182,683,728.90

MFO VANGUARD TARGET RET 2060 TR SEL CUSIP : 92204E852	2,034,347.550	108,962,870.54	165,433,142.77

MFO VANGUARD TARGET RET INCOME TR SEL CUSIP : 92204E100	1,529,611.910	61,793,912.12	76,618,260.57

MFO VANGUARD TARGET RETIREMENT 2065 TRUST SELECT CUSIP : 92202V112	1,932,704.090	66,594,980.93	94,412,594.80

MFO VANGUARD TARGET RETIREMENT 2070 TRUST SELECT CUSIP : 92212G105	904,969.750	22,588,273.57	26,922,850.06

NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP : 66586U445	33.620	33.62	33.62

NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP : 66586U445	4,288,501.800	4,288,501.80	4,288,501.80

NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP : 66586U445	535,331,288.570	535,331,288.57	535,331,288.57

Total United States - USD		3,429,357,937.35	4,851,630,822.76

Total Value of Interest in Common/Collective Trusts		3,571,390,400.94	5,002,018,851.06

Value of Interest in Registered Investment Companies

United States - USD

MFO RESERVE INVT FDS INC T ROWE PRICE GOVT RESERVE FD CUSIP : 76105Y109	17,600,154.850	17,600,154.85	17,600,154.85

MFO STATE STR GLOBAL ADVISORS TR CO INV S&P 500 INDEX NON-LENDING SER FD CL M CUSIP : 856917729	185,811,149.580	1,927,388,610.44	2,210,966,868.85

MFO VANGUARD INDEX TR SMALL CAP GROWTH CUSIP : 922908819	2,535,414.610	198,087,336.86	215,459,533.56

INVESCO ILLIQUID CUSIP : 995818663	1.000	686,242.08	248,773.78

Total United States - USD		2,143,762,344.23	2,444,275,331.04

Total Value of Interest in Registered Investment Companies		2,143,762,344.23	2,444,275,331.04

Other

United States - USD

UBS FINANCIAL SERVICES SDBA PARTICIPANT ASSET CUSIP : 000656371	1.000	625,883,620.63	1,588,267,531.44

1ST INDL RLTY TR INC COM SEDOL : 2360757	50,190.000	2,158,184.72	2,874,381.30

AGNC INVT CORP COM SEDOL : BYYHJL8	185,000.000	1,978,825.97	1,983,200.00

ANNALY CAPITAL MANAGEMENT INC COM NEW COM USD0.01(POST REV SPLT) SEDOL : BPMQ7X2	94,900.000	1,666,179.17	2,121,964.00

CAMDEN PPTY TR SH BEN INT SEDOL : 2166320	22,974.000	2,501,004.35	2,528,977.92

FEDERAL RLTY INVT TR COM USD0.01 SEDOL : BN7P9B2	24,180.000	2,741,247.15	2,437,344.00

GAMING & LEISURE PPTYS INC COM SEDOL : BFPK4S5	54,700.000	2,563,415.47	2,444,543.00

HIGHWOODS PPTYS INC COM SEDOL : 2420640	64,950.000	2,468,073.48	1,677,009.00

KILROY RLTY CORP COM SEDOL : 2495529	56,864.000	2,041,927.00	2,125,007.68

W P CAREY INC COM SEDOL : B826YT8	39,150.000	2,251,804.14	2,519,694.00

Total United States - USD		646,254,282.08	1,608,979,652.34

Total Other		646,254,282.08	1,608,979,652.34

Total		7,987,810,948.78	11,599,416,097.85